Provisions - Summary Of Other Provisions (Parenthetical) (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Increase decrease through reclassification other provisions		€ 120
New provisions, other provisions		11,824	€ 1,732
Other provisions		13,170	11,995	€ 16,472
Tax provisions [member]
Disclosure of other provisions [line items]
Increase decrease through reclassification other provisions	[1]	5,226
Settlement of withholding tax		3,490
New provisions, other provisions	[1]	167	774
Other provisions	[1]	4,883	10,076	10,754
Legal claims [member]
Disclosure of other provisions [line items]
Increase decrease through reclassification other provisions	[2]	(5,106)
New provisions, other provisions	[2]	1,699	612
Other provisions	[2]	2,269	1,007	960
Reversal of legal claim provision		1,736
Legal claims [member] | Compensation for fraud [member]
Disclosure of other provisions [line items]
Payment of legal settlement		1,632
Settlement of litigation with supplier		256
Other provisions [member]
Disclosure of other provisions [line items]
New provisions, other provisions	[3]	9,139	54
Other provisions	[3]	5,286	€ 324	€ 1,172
Other provisions [member] | Compensation for fraud [member]
Disclosure of other provisions [line items]
Payment of legal settlement		3,795
New provisions, other provisions		8,241
Other provisions		€ 4,446

[1]	Tax provisions: The Group has accrued tax provision in accordance with applicable tax rules. Where uncertainty exists, the Group would make an accrual for tax liabilities based on management’s best estimate. Such provision was subject to continuous assessment and provision would be updated accordingly based on latest estimate and audit of related tax jurisdictions. Timing of any outflow of economic benefit is dependent on whether an operating subsidiary is selected for a tax audit and the results of the audit. In 2019, a €5,226 tax provision of IHAG from prior year for potential withholding tax obligations in Italy was reclassified to provision for legal claims. Thereafter, IHAG settled it with a payment of €3,490 resulting in a €1,736 reversal of legal claim provision.
[2]	Legal claims in 2017 mainly resulted from the disputes with some employees and consultants in Italy. In 2018, provisions for claims increased due to pending risks in Italy, including new media litigation, access to signal mark-up due to insolvency of a customer and litigation with a supplier. In 2019, the Group settled the new media litigation and litigation with a supplier with total payment of €256. The Group recognized €1,632 for legal cost due to its external legal counsel Homburger caused by the case of fraudulent activities of a former senior employee of one of the Group’s subsidiaries. The legal cost is expected to be paid within 24 months.
[3]	In 2018, other provisions mainly resulted from two provisions for commercial partners in China. In 2019, the Group recognized a revenue deduction of €8,241 in sales of marketing and advertising rights based on the amount estimated to be paid to its customers as compensation for the fraudulent activities of a former senior employee of one of the Group’s subsidiaries. The fraudulent activities involved providing customers with less advertisement time than contractually promised. The case is reflected in the other provisions with a utilization of €3,795 in 2019 for compensations already paid out and a remaining balance as of year-end for payments still to be made of €4,446. The remaining payments are expected to be paid within 2020.